Government Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Government grants received	$ 9,600	$ 4,100	$ 8,500
Government Assistance, Liability, Increase, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities, Other payables, accruals and advance receipts	Other non-current liabilities, Other payables, accruals and advance receipts	Other non-current liabilities, Other payables, accruals and advance receipts
Government grants recognized	$ 4,351	$ 4,188	$ 5,990
Research and development expenses
Government grants recognized	$ 1,256	$ 1,054	$ 4,556
Government Assistance, Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Research and development expenses	Research and development expenses	Research and development expenses
Other income
Government grants recognized	$ 3,095	$ 3,134	$ 1,434
Government Assistance, Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income	Other income	Other income